Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) (Government and government agency securities [Member], JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2013		Mar. 31, 2013
Segment, geographical [Domain]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 8,483	[1]	¥ 8,534	[1]
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,207		3,403
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	1,855		1,313
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,938		3,262
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 483		¥ 556

[1]	Other than above, there were \715 billion and \795 billion of government, agency and municipal securities in Other assets-Non-trading debt securities as of March 31, 2013 and September 30, 2013, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.